INVENTORY (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Inventory
	September 30, 2025	December 31, 2024
Process material stockpiles	$3,045	$2,520
Concentrate inventory	3,439	1,861
Materials and supplies	5,516	3,230
	$12,000	$7,611